Securities (Schedule of Unrealized Loss on Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 security	Dec. 31, 2012 security
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	49	15
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 31,754	$ 8,109
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1,289)	(71)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	5,496	4,945
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(473)	(626)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	37,250	13,054
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(1,762)	(697)
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	15	3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	17,249	838
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1,180)	(2)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	114	279
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(5)	(11)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	17,363	1,117
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(1,185)	(13)
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	5,591
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(332)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	5,591
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(332)
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	5,355
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(460)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	5,355
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(460)
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	19
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8,575
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(453)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	934
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(101)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	9,509
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(554)
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	2
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	986
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(17)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	986
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(17)
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	13	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,226	3,272
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(398)	(43)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,474	1,951
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(77)	(80)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	14,700	5,223
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(475)	(123)
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	7	3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6,333	838
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(193)	(2)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	114	279
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(5)	(11)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	6,447	1,117
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(198)	(13)
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	3	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	368	2,351
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1)	(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	368	2,351
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(1)	(2)
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	2
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,668
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(437)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	3,668
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(437)
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	9	6
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,994	2,486
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(105)	(26)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,088	2,994
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(295)	(546)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	7,082	5,480
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(400)	(572)
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	907
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(73)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	907
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	$ (73)